UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price U.S. Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2008

Item 1: Report to Shareholders

U.S. Bond Index Fund	October 31, 2008

The views and opinions in this report were current as of October 31, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Bond markets performed poorly over the last six months, although gains in certain segments were able to partially offset steep losses in others. As the credit crisis that began in the spring reappeared with a vengeance this fall, investors around the world became extremely risk averse, and the markets for some types of securities became illiquid. As a result, riskier investments endured steep declines, but even some highly rated issues experienced sharp losses. In this environment, the U.S. Bond Index Fund followed the broadest measure of investment-grade bond performance and recorded a modest loss. For the one-year period ended October 31, the fund and its index managed a small gain.

ECONOMY AND INTEREST RATES

Economic growth continued to slow over the past six months, and a consensus grew that the U.S. economy was in the midst of its first consumer-led recession since the early 1990s. Job losses mounted, and the unemployment rate moved up to 6.5% in October, higher than its peak during the 2001 recession. Consumer confidence gauges reached multi-decade lows, and shoppers tightened their belts; indications were that retail sales were falling sharply as October ended. Gross domestic product contracted in the third quarter of the year, with consumer spending and after-tax incomes showing particularly large declines.

HIGHLIGHTS

• The broad Lehman Brothers U.S. Aggregate Index experienced a loss in the past six months and only a small gain for the one-year period.

• Consistent with its mandate to track the U.S. investment-grade bond universe, your fund performed in line with the Lehman benchmark over the two time periods.

• As investors became extremely risk averse, shorter-term and higher-quality issues performed much better than longer-term and lower-quality securities.

• Following a difficult year, bond investors are at least now being compensated by much higher yields for taking on additional risk.

The inflation environment during the period was volatile, in large part due to the end of the commodities boom. Through June, consumers were squeezed by higher prices, particularly for food and fuel. Beginning in July, however, a steep drop in the price of oil and other commodities led to a reversal in price pressures. By the end of October, overall prices were basically flat, and some began to argue that deflation—or a generalized drop in prices that encourages consumers to hold off on purchases, further weakening the economy—was a bigger threat than inflation. The Fed anticipated the decline in inflationary pressures and held off on raising rates in the spring and summer. In October, as the economy weakened further, the Fed brought its federal funds target rate down to 1%—its lowest level in several years.

Problems in the real economy were intertwined with issues in the financials sector, which appeared to be in even greater tumult. Repeating a pattern that has been in place for the past year, problems began in the housing sector and spread quickly outward. As home prices continued to decline and foreclosures mounted, the value of complex mortgage-backed securities plummeted—in part because banks and others found the issues hard to value. In early September, the Treasury Department used powers granted to it only a month before to place Freddie Mac and Fannie Mae under conservatorship. This step immediately enhanced the credit quality of securities issued by those institutions by making it clear the government would inject capital as needed to keep them solvent.

Unfortunately, the government’s intervention did not have a large impact on confidence in mortgage-backed securities held elsewhere, and the action served merely as a precursor to further historic events over the following weeks. The government allowed the investment bank Lehman Brothers to head into bankruptcy, which soon led to problems in money market funds with Lehman investments. Within days, Merrill Lynch had announced that it would be absorbed by Bank of America, presumably in order to avoid a similar fate. Due in large part to its mortgage-related holdings, insurance giant AIG also teetered on the brink of failure and was saved only by a massive government bailout that appeared to guarantee the liquidation of its assets. Since then, we have seen governments across the globe enact sweeping bailout packages aiming to strike at the heart of the crisis through direct purchases of distressed assets and bank capital infusions, among other measures.

As of this writing, government actions seem finally to be having a thawing effect, especially in the short-term financing markets. Bond markets remain stressed, however, as financial institutions remain reluctant to lend and intent on clearing balance sheets of all but Treasury securities. It seems investors are still sorting through the multitude of government responses to the crisis in an attempt to determine their meaning for the economic and investment outlook.

MARKET NEWS

The rush of events caused a widening in interest rates—between lower-and higher-quality issues and between longer- and shorter-term securities. Yields on short-term Treasury bills fell dramatically and approached 0% on a few occasions as investors rushed to the safest of all possible investments. Longer-term yields increased, however, as investors weighed the massive cost of the government’s rescue measures and the new supply of Treasuries likely to come onto the market.

Nongovernment bonds fared much worse. The yield differential between investment-grade corporate bonds and Treasuries of similar maturity—known as the yield spread—increased to historically wide levels during the period. Bonds issued by financial institutions, the largest segment of the investment-grade market, proved particularly unpopular as investors wondered if a given institution might go the way of AIG or Lehman Brothers. Asset-backed (car and credit card loans, primarily) and commercial mortgage-backed securities also fared particularly poorly. Given the notoriety of mortgage issues, it might surprise some that mortgage-backed securities fared relatively well. In part, this was due to the effective government guarantee extended to securities offered by Fannie Mae and Freddie Mac.

PORTFOLIO REVIEW

Your fund returned -3.52% in the past six months and 0.56% in the 12-month period ended October 31, 2008. As shown in the table, the fund outpaced the unmanaged Lehman Brothers U.S. Aggregate Index in both periods. The fund’s net asset value (NAV) decreased by $0.62 over the past six months, while dividends of $0.25 matched those of the previous six-month period.

The fund is designed for investors who want to benefit from broad exposure to investment-grade bonds. Its objective is to closely track the performance of the Lehman Brothers U.S. Aggregate Index after fees. Barclays Capital has acquired the rights to the index following the dissolution of Lehman Brothers, although the composition of the index will remain unchanged. In our next communication, we will refer to the index by its new name.

As shown in the Security Diversification pie chart, mortgage-backed securities, U.S. Treasuries, and corporate securities accounted for the bulk of the portfolio, which was also true of the index. U.S. government agency issues, foreign government bonds, asset-backed securities, and other holdings represented only a small part of the fund and the index.

Since our last report, the portfolio’s weighted average maturity and duration increased modestly along with the index, meaning that the fund has become somewhat more sensitive to changes in interest rates (see Glossary for definitions). The portfolio’s yield also increased as a result of the dividends remaining constant while the net asset value fell.

OUTLOOK

It remains highly uncertain how much more the economy will worsen and how the credit markets will respond. Even early signs of a recovery might result in a significant rise in short-term interest rates, for example, while deepening economic troubles might lead longer-term rates lower. In the meantime, bond investors might take some comfort in the fact that they are being much better compensated in terms of yields for taking on additional risk than they were even a year ago.

Respectfully submitted,

Robert M. Larkins
Chairman of the fund’s Investment Advisory Committee

November 17, 2008

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES

Funds that invest in fixed-income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

30-day SEC yield: A method of calculating a fund’s yield that assumes all portfolio securities are held until maturity. The Securities and Exchange Commission (SEC) requires all bond funds to calculate this yield. Yield will vary and is not guaranteed.

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Duration: A measure of a bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of six years would fall about 6% in price in response to a one-percentage-point rise in interest rates, and vice versa.

Lehman Brothers U.S. Aggregate Index: A widely used benchmark for the domestic investment-grade bond market, including corporate, government, and mortgage-backed securities. The index typically includes more than 5,000 fixed-income securities with an overall intermediate- to long-term average maturity.

Yield curve: A graphic depiction of the relationship between yields and maturity dates for a set of similar securities, such as Treasuries or municipal securities. Yield curves typically slope upward, indicating that longer maturities offer higher yields. When the yield curve is flat, there is little or no difference between the yields offered by shorter- and longer-term securities.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

October 31, 2008

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	$ Par/Shares	Value
CORPORATE BONDS 19.4%		
FINANCIAL INSTITUTIONS 7.7%		
Banking 3.7%		
Associates Corporation of North America, 6.875%, 11/15/08	5	5
Banc One, 7.625%, 10/15/26	4	4
Banc One, 8.00%, 4/29/27	4	4
Bank of America, 4.875%, 1/15/13	100	93
Bank of America, 5.65%, 5/1/18	1,025	885
Bank of America, 6.00%, 10/15/36	300	232
Bank of America, 7.40%, 1/15/11	110	109
Bank of New York, 4.95%, 11/1/12	325	316
BB&T, 4.75%, 10/1/12	95	86
BB&T, 5.25%, 11/1/19	200	156
Bear Stearns Companies, 4.50%, 10/28/10	200	196
Charter One Bank, 6.375%, 5/15/12	200	190
Chase Manhattan, 7.875%, 6/15/10	65	66
Citigroup, 5.00%, 9/15/14	250	192
Citigroup, 5.50%, 4/11/13	200	183
Citigroup, 5.625%, 8/27/12	500	438
Citigroup, 5.85%, 7/2/13	300	272
Citigroup, 5.875%, 2/22/33	475	322
Citigroup, 6.00%, 2/21/12	13	12
Citigroup, 6.125%, 5/15/18	250	215
Citigroup, 6.50%, 8/19/13	300	285
Commonwealth Bank of Australia, 5.00%, 11/6/12 (1)	250	253
Credit Suisse First Boston (USA), 5.125%, 1/15/14	500	449
Credit Suisse First Boston (USA), 6.50%, 1/15/12	300	294
Credit Suisse First Boston (USA), 7.125%, 7/15/32	200	176
First Union, 6.375%, 1/15/09	2	2
First Union National Bank, 7.875%, 2/15/10	4	4

World Savings Bank, 4.125%, 12/15/09	100	96
		10,963
Brokerage 1.3%		
Ameriprise Financial, 5.35%, 11/15/10	85	83
Goldman Sachs, 5.625%, 1/15/17	400	299
Goldman Sachs, 6.15%, 4/1/18	150	123
Goldman Sachs, 6.60%, 1/15/12	657	618
Goldman Sachs, 6.75%, 10/1/37	455	295
Goldman Sachs, 6.875%, 1/15/11	7	7
Goldman Sachs Capital I, 6.345%, 2/15/34	50	32
Jefferies Group, 5.875%, 6/8/14	80	67
Jefferies Group, 6.25%, 1/15/36	200	135
Merrill Lynch, 4.125%, 1/15/09	150	149
Merrill Lynch, 5.00%, 1/15/15	200	162
Merrill Lynch, 6.22%, 9/15/26	100	69
Merrill Lynch, 6.40%, 8/28/17	400	348
Merrill Lynch, 6.875%, 4/25/18	200	179
Merrill Lynch, 6.875%, 11/15/18	65	57
Merrill Lynch, 7.75%, 5/14/38	150	126
Morgan Stanley, 4.75%, 4/1/14	675	501
Morgan Stanley, 5.625%, 1/9/12	250	225
Morgan Stanley, 6.25%, 8/9/26	175	131
Morgan Stanley, 6.625%, 4/1/18	450	372
Morgan Stanley, 6.75%, 4/15/11	8	7
		3,985
Finance Companies 1.3%		
American Express Credit, 5.30%, 12/2/15	250	194
American Express Credit, 5.875%, 5/2/13	150	126

American Express Credit, 7.30%, 8/20/13	175	154
American General Finance, 5.375%, 10/1/12	3	1
American General Finance, 5.40%, 12/1/15	100	34
Capital One Bank, 6.50%, 6/13/13	300	256
Countrywide Financial, 6.25%, 5/15/16	86	76
Countrywide Home Loans, 6.25%, 4/15/09	15	15
GE Capital, 4.125%, 9/1/09	600	594
GE Capital, 4.80%, 5/1/13	525	473
GE Capital, 5.625%, 5/1/18	250	207
GE Capital, 6.00%, 6/15/12	500	479
GE Capital, 6.75%, 3/15/32	320	259
GE Capital, 7.375%, 1/19/10	9	9
Household Finance, 4.75%, 7/15/13	9	8
Household Finance, 6.375%, 10/15/11	11	10
International Lease Finance, 4.875%, 9/1/10	350	250
International Lease Finance, 6.375%, 3/15/09	425	389
SLM Corporation, 8.45%, 6/15/18	300	209
		3,743
Insurance 0.9%		
ACE INA Holdings, 5.70%, 2/15/17	150	123
Aflac, 6.50%, 4/15/09	100	100
Allstate, 6.125%, 12/15/32	150	111
Allstate, 6.75%, 5/15/18	3	3
Allstate, 7.20%, 12/1/09	10	10
Allstate, 7.50%, 6/15/13	2	2
Berkshire Hathaway Finance, 5.40%, 5/15/18 (1)	300	277
Genworth Financial, 6.50%, 6/15/34	100	42
Hartford Financial Services, 4.75%, 3/1/14	200	141
MetLife, 5.375%, 12/15/12	400	356

INDUSTRIAL 9.4%

Basic Industry 0.8%

Air Products & Chemicals, 4.15%, 2/1/13	175	162
Arcelormittal, 5.375%, 6/1/13 (1)	325	264
Barrick Gold, 5.80%, 11/15/34	200	160
BHP Finance, 5.00%, 12/15/10	175	168
Du Pont El de Nemours, 5.00%, 1/15/13	150	143
Du Pont El de Nemours, 5.25%, 12/15/16	200	179
Du Pont El de Nemours, 5.875%, 5/11/09	65	66
Inco, 7.75%, 5/15/12	100	99
International Paper Company, STEP, 5.85%, 10/30/12	73	62
Lubrizol, 4.625%, 10/1/09	100	96
Lubrizol, 5.50%, 10/1/14	200	164
Praxair, 5.25%, 11/15/14	350	320
Praxair, 6.375%, 4/1/12	104	108
Rio Tinto Finance, 6.50%, 7/15/18	325	254
Vale Overseas, 6.875%, 11/21/36	60	43
		2,288

Capital Goods 1.1%

Boeing, 6.125%, 2/15/33	50	42
Boeing Capital, 6.10%, 3/1/11	350	350
Caterpillar Financial Services, 4.25%, 2/8/13	300	271
Caterpillar Financial Services, 4.75%, 2/17/15	175	152
CRH America, 6.40%, 10/15/33	75	49
Emerson Electric, 4.50%, 5/1/13	255	241
Honeywell, 6.625%, 6/15/28	5	5
Honeywell International, 5.30%, 3/1/18	100	87
Honeywell International, 6.125%, 11/1/11	175	178

Hutchison Whampoa International, 6.50%, 2/13/13 (1)	200	168
John Deere Capital, 4.95%, 12/17/12	250	234
John Deere Capital, 5.35%, 1/17/12	300	288
Lockheed Martin, 6.15%, 9/1/36	100	85
Lockheed Martin, 7.65%, 5/1/16	250	256
Lockheed Martin, 7.75%, 5/1/26	50	48
Northrop Grumman, 7.125%, 2/15/11	200	203
Raytheon, 7.20%, 8/15/27	200	185
United Technologies, 7.50%, 9/15/29	255	261
Waste Management, 6.10%, 3/15/18	400	321
		3,424
Communications 2.3%		
Alltel, 6.50%, 11/1/13	5	4
Alltel, 7.00%, 3/15/16	11	9
America Movil, 5.50%, 3/1/14	350	292
America Movil, 5.625%, 11/15/17	100	78
AT&T, 4.95%, 1/15/13	400	377
AT&T, 5.10%, 9/15/14	825	729
AT&T Broadband, 8.375%, 3/15/13	466	452
AT&T Wireless, 7.875%, 3/1/11	300	301
AT&T Wireless, 8.75%, 3/1/31	100	92
BellSouth, 6.875%, 10/15/31	21	17
BellSouth Telecommunications, 6.375%, 6/1/28	5	4
British Sky Broadcasting, 6.10%, 2/15/18 (1)	300	247
British Sky Broadcasting, 6.875%, 2/23/09	150	148
Comcast, 6.95%, 8/15/37	540	437
Cox Communications, 6.25%, 6/1/18 (1)	200	166
Cox Communications, 6.75%, 3/15/11	100	96
Cox Communications, 7.125%, 10/1/12	150	140

France Telecom, STEP, 7.75%, 3/1/11	400	400
GTE Corporation, 6.94%, 4/15/28	15	11
News America, 6.15%, 3/1/37	125	92
News America, 7.25%, 5/18/18	150	129
Rogers Wireless, 6.375%, 3/1/14	300	266
Sprint Capital, 6.90%, 5/1/19	220	155
Sprint Capital, 7.625%, 1/30/11	75	63
Telecom Italia Capital, 4.00%, 11/15/08	100	100
Telecom Italia Capital, 5.25%, 11/15/13	250	189
Telefonica Emisiones, 5.855%, 2/4/13	250	218
Telefonos de Mexico, 4.75%, 1/27/10	245	241
Thomson Reuters, 6.50%, 7/15/18	250	211
Time Warner Entertainment, 8.375%, 3/15/23	450	401
Verizon Communications, 5.50%, 2/15/18	300	251
Verizon Communications, 5.55%, 2/15/16	100	86
Verizon Communications, 6.90%, 4/15/38	200	168
Verizon Global Funding, 7.25%, 12/1/10	100	100
Verizon New England, 6.50%, 9/15/11	20	19
Vodafone, 5.625%, 2/27/17	150	125
Vodafone Airtouch, 7.875%, 2/15/30	10	9
		6,823
Consumer Cyclical 1.2%		
American Honda Finance, 4.625%, 4/2/13 (1)	400	366
Costco Wholesale, 5.50%, 3/15/17	200	184
DaimlerChrysler, 7.20%, 9/1/09	6	6
DaimlerChrysler, 8.50%, 1/18/31	100	75
Dayton Hudson, 5.875%, 11/1/08	1	1
Disney, 6.375%, 3/1/12	350	354
Federated Department Stores, 5.35%, 3/15/12	250	187

Home Depot, 5.40%, 3/1/16	200	155
J.C. Penney, 7.125%, 11/15/23	175	124
Lennar, 5.60%, 5/31/15	150	76
Lennar, 7.625%, 3/1/09	100	92
Lowe's Companies, 5.00%, 10/15/15	250	210
McDonald's, 5.30%, 3/15/17	125	115
Pulte Homes, 5.20%, 2/15/15	200	128
Target, 5.875%, 3/1/12	100	96
Target, 5.875%, 7/15/16	250	214
Time Warner, 6.875%, 6/15/18	425	337
Toyota Motor Credit, 4.25%, 3/15/10	350	356
Toyota Motor Credit, 4.35%, 12/15/10	5	5
Turner Broadcasting, 8.375%, 7/1/13	8	7
Viacom, 6.25%, 4/30/16	215	174
Wal-Mart Stores, 5.25%, 9/1/35	450	339
Wal-Mart Stores, 7.25%, 6/1/13	9	10
		3,611
Consumer Non-Cyclical 1.8%		
Amgen, 4.00%, 11/18/09	125	124
Baxter International, 5.375%, 6/1/18	300	267
Bestfoods, 6.625%, 4/15/28	5	5
Bottling Group, 4.625%, 11/15/12	100	95
Bristol-Myers Squibb, 6.80%, 11/15/26	6	5
Bunge Finance, 5.90%, 4/1/17	200	144
Bunge Limited Finance, 5.10%, 7/15/15	115	84
Cardinal Health, 5.50%, 6/15/13	140	122
Coca-Cola, 5.35%, 11/15/17	285	258
Coca-Cola Enterprises, 6.75%, 1/15/38	8	7
Coca-Cola Enterprises, 7.125%, 8/1/17	15	14

Coca-Cola Enterprises, 8.50%, 2/1/12	15	16
Diageo Capital, 5.20%, 1/30/13	225	210
Diageo Capital, 7.375%, 1/15/14	225	230
Fortune Brands, 5.125%, 1/15/11	120	116
Genentech, 4.40%, 7/15/10	60	59
General Mills, 5.70%, 2/15/17	200	170
General Mills, 11.973%, 10/15/10	175	189
Hospira, 4.95%, 6/15/09	400	397
Johnson & Johnson, 5.85%, 7/15/38	350	321
Kellogg, 4.25%, 3/6/13	250	227
Kellogg, 5.125%, 12/3/12	100	96
Kellogg, 7.45%, 4/1/31	100	100
Kroger, 5.00%, 4/15/13	200	185
Medtronic, 4.375%, 9/15/10	210	206
Newell Rubbermaid, 4.625%, 12/15/09	35	35
PepsiAmericas, 4.875%, 1/15/15	125	109
PepsiCo, 4.65%, 2/15/13	200	192
PepsiCo, 7.90%, 11/1/18	200	209
Procter & Gamble, 6.875%, 9/15/09	350	359
Reynolds American, 7.25%, 6/1/13	325	284
SABMiller, 6.20%, 7/1/11 (1)	225	222
SABMiller, 6.50%, 7/15/18 (1)	150	129
Sysco Corporation, 5.25%, 2/12/18	125	106
Wyeth, 5.95%, 4/1/37	200	162
		5,454
Energy 1.2%		
Amerada Hess, 7.875%, 10/1/29	200	171
Apache, 6.00%, 1/15/37	200	155
Canadian Natural Resources, 6.25%, 3/15/38	450	324

ConocoPhillips, 5.90%, 10/15/32	700	531
Devon Financing, 6.875%, 9/30/11	110	109
Devon Financing, 7.875%, 9/30/31	80	70
EnCana, 4.60%, 8/15/09	250	253
EnCana, 5.90%, 12/1/17	230	187
EOG Resources, 6.875%, 10/1/18	350	329
Marathon Oil, 6.00%, 10/1/17	250	199
Marathon Oil, 6.60%, 10/1/37	90	63
Occidental Petroleum, 6.75%, 1/15/12	300	305
Petro-Canada, 6.80%, 5/15/38	50	34
Suncor Energy, 6.10%, 6/1/18	225	179
Sunoco, 4.875%, 10/15/14	150	116
Texaco Capital, 5.50%, 1/15/09	5	5
Transocean, 7.50%, 4/15/31	150	127
Valero Energy, 6.125%, 6/15/17	200	165
Vastar Resources, 6.50%, 4/1/09	4	4
XTO Energy, 4.625%, 6/15/13	200	175
XTO Energy, 4.90%, 2/1/14	100	84
		3,585
Technology 0.6%		
Avnet, 5.875%, 3/15/14	300	239
Cisco Systems, 5.50%, 2/22/16	175	163
Hewlett-Packard, 5.40%, 3/1/17	150	131
IBM, 4.25%, 9/15/09	100	101
IBM, 6.50%, 1/15/28	11	10
IBM, 7.00%, 10/30/25	275	260
IBM, 7.00%, 10/30/45	10	9
IBM, 8.375%, 11/1/19	100	106
Motorola, 8.00%, 11/1/11	75	73

National Semiconductor, 6.15%, 6/15/12	100	93
Oracle, 5.00%, 1/15/11	250	247
Oracle, 6.50%, 4/15/38	300	247
Xerox, 5.50%, 5/15/12	50	39
Xerox, 6.35%, 5/15/18	140	101
		1,819
Transportation 0.4%		
Burlington Northern Santa Fe, 5.65%, 5/1/17	90	79
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	77
Canadian National Railway, 6.25%, 8/1/34	95	69
FedEx, 9.65%, 6/15/12	200	203
Norfolk Southern, 5.59%, 5/17/25	48	36
Norfolk Southern, 7.25%, 2/15/31	52	46
Norfolk Southern, 7.70%, 5/15/17	200	196
Southwest Airlines, 6.50%, 3/1/12	75	71
Union Pacific, 6.65%, 1/15/11	350	353
		1,130
Total Industrial		28,134
UTILITY 2.3%		
Electric 1.4%		
Alabama Power, 5.50%, 10/15/17	100	88
American Electric Power, 5.375%, 3/15/10	150	146
Black Hills, 6.50%, 5/15/13	50	50
Carolina Power & Light, 6.30%, 4/1/38	100	83
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	67
Consolidated Edison, Series B, 7.50%, 9/1/10	105	107
Consolidated Natural Gas, 6.25%, 11/1/11	15	14
Florida Power, 6.35%, 9/15/37	170	149

FPL Group Capital, 5.35%, 6/15/13	300	293
Georgia Power, 5.25%, 12/15/15	200	179
Jersey Central Power & Light, 5.65%, 6/1/17	200	163
MidAmerican Energy, 6.125%, 4/1/36	170	124
National Rural Utilities, 4.375%, 10/1/10	300	286
Northeast Utilities, 5.65%, 6/1/13	200	188
Northern States Power, 5.25%, 7/15/35	145	103
NSTAR Electric, 4.875%, 4/15/14	100	92
Pacific Gas & Electric, 3.60%, 3/1/09	400	396
Pacific Gas & Electric, 5.625%, 11/30/17	150	126
PacifiCorp, 6.25%, 10/15/37	90	74
PECO Energy, 5.35%, 3/1/18	75	63
PECO Energy, 5.95%, 10/1/36	150	112
PPL Capital Funding, 4.33%, 3/1/09	175	173
PPL Energy Supply, 6.40%, 11/1/11	50	46
Progress Energy, 7.10%, 3/1/11	100	98
Public Service Company of Colorado, 7.875%, 10/1/12	150	152
Public Service Electric & Gas, 5.70%, 12/1/36	180	131
Southern California Edison, 4.65%, 4/1/15	200	176
Tampa Electric, 6.15%, 5/15/37	200	134
Union Electric, 6.70%, 2/1/19	225	193
Virginia Electric & Power, 6.00%, 5/15/37	250	180
West Penn Power Company, 5.95%, 12/15/17 (1)	200	163
		4,349
Natural Gas 0.8%		
Boardwalk Pipelines, 5.50%, 2/1/17	300	233
Buckeye Partners, 6.05%, 1/15/18	140	122
Consolidated Natural Gas, 5.00%, 3/1/14	200	169
Enbridge, 4.90%, 3/1/15	150	118

Enbridge, 5.80%, 6/15/14	85	72
Enterprise Products Operations, 4.95%, 6/1/10	300	285
Kinder Morgan Finance, 5.70%, 1/5/16	175	135
San Diego Gas & Electric, 6.125%, 9/15/37	170	139
Southern California Gas, 5.75%, 11/15/35	140	109
Spectra Energy Capital, 4.37%, 3/1/09	400	386
TEPPCO Partners, 7.55%, 4/15/38	350	258
Texas Gas Transmission, 5.50%, 4/1/13 (1)	250	217
		2,243
Other Utility 0.1%		
Veolia Environment, 6.00%, 6/1/18	200	163
		163
Total Utility		6,755
Total Corporate Bonds (Cost $66,921)		57,739
ASSET-BACKED SECURITIES 2.3%		
Car Loan 0.8%		
Capital Auto Receivables Asset Trust Series 2006-1, Class B 5.26%, 10/15/10	70	68
Hyundai Auto Receivables Trust Series 2006-A, Class A4 5.26%, 11/15/12	825	843
Nissan Auto Receivables Owner Trust Series 2005-B, Class A4 4.18%, 10/15/10	580	574
Nissan Auto Receivables Owner Trust Series 2007-A, Class A3 5.10%, 11/15/10	235	233
Nissan Auto Receivables Owner Trust Series 2008-A, Class A3 3.89%, 7/15/10	150	143

Bear Steams Commercial Mortgage Securities Series 2005-T18, Class A1, CMO, VR 4.274%, 2/13/42	113	111
Bear Steams Commercial Mortgage Securities Series 2006-PW12, Class A4, CMO, VR 5.718%, 9/11/38	903	738
Bear Steams Commercial Mortgage Securities Series 2006-PW13, Class A4, CMO 5.54%, 9/11/41	450	360
Bear Steams Commercial Mortgage Securities Series 2007-PW17, Class A1, CMO 5.282%, 6/11/50	1,073	1,002
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1, Class A4, CMO, VR 5.225%, 7/15/44	575	466
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5, CMO 5.617%, 10/15/48	1,000	750
Commercial Mortgage Loan Trust Series 2008-LS1, Class A3, CMO, VR 6.02%, 3/10/17	725	576
Commercial Mortgage PTC Series 2007-C9, Class A4, CMO, VR 5.816%, 12/10/49	500	392
Credit Suisse Mortgage Capital Certification Series 2006-C4, Class A3, CMO 5.467%, 9/15/39	400	305
DLJ Commercial Mortgage Series 1999-CG2, Class A1B, CMO, VR 7.30%, 6/10/32	202	202
GE Capital Commercial Mortgage Series 2001-1, Class A1, CMO 6.079%, 5/15/33	15	14
GE Capital Commercial Mortgage Series 2001-1, Class A2, CMO 6.531%, 5/15/33	400	397
GE Capital Commercial Mortgage Series 2005-C4, Class A1, CMO 5.082%, 11/10/45	202	197

Morgan Stanley Dean Witter Capital Series 2002-TOP7, Class A2, CMO 5.98%, 1/15/39	200	192
		16,635

Collateralized Mortgage Obligations 0.1%

Citigroup Mortgage Loan Trust Series 2004-UST1, Class A5, CMO, VR 4.688%, 8/25/34	250	225
		225
Total Non-U.S. Government Mortgage-Backed Securities (Cost $20,030)		16,860

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 41.1%

U.S. Government Agency Obligations 40.2% (2)

Federal Home Loan Mortgage		
4.50%, 5/1/19 - 4/1/35	1,986	1,874
5.00%, 10/1/18 - 5/1/36	7,113	6,791
5.50%, 3/1/18 - 9/1/38	12,257	11,991
6.00%, 12/1/13 - 8/1/38	8,496	8,493
6.50%, 4/1/16 - 1/1/36	1,863	1,897
7.00%, 11/1/30 - 6/1/32	26	27
7.50%, 4/1/15	3	3
Federal Home Loan Mortgage, ARM		
4.637%, 7/1/35	398	398
4.682%, 2/1/35	571	570
5.346%, 4/1/37	1,523	1,528
5.369%, 2/1/37	612	615
5.977%, 12/1/36	1,295	1,296
5.99%, 11/1/36	644	645

8.00%, 1/15/26	26	28
		2,629
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $123,725)		122,187

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 27.1%

U.S. Government Agency Obligations 10.5% (5)

Federal Farm Credit Bank, 5.75%, 1/18/11	300	315
Federal Home Loan Bank, 3.375%, 2/27/13	2,000	1,925
Federal Home Loan Bank, 3.75%, 8/18/09	1,900	1,915
Federal Home Loan Bank, 4.375%, 3/17/10	1,500	1,524
Federal Home Loan Bank, 4.375%, 9/17/10	1,800	1,836
Federal Home Loan Bank, 5.125%, 8/14/13	115	118
Federal Home Loan Bank, 5.25%, 6/18/14	2,000	2,049
Federal Home Loan Bank, 5.375%, 5/18/16	2,800	2,813
Federal Home Loan Bank, 5.60%, 6/28/11	185	194
Federal Home Loan Mortgage, 4.125%, 7/12/10	1,200	1,217
Federal Home Loan Mortgage, 4.125%, 10/18/10	750	764
Federal Home Loan Mortgage, 4.50%, 7/15/13	500	506
Federal Home Loan Mortgage, 4.50%, 1/15/14	1,250	1,256
Federal Home Loan Mortgage, 5.75%, 1/15/12	3,300	3,502
Federal Home Loan Mortgage, 6.875%, 9/15/10	350	373
Federal National Mortgage Assn., 4.125%, 4/15/14	400	394
Federal National Mortgage Assn., 4.375%, 9/13/10	1,200	1,225
Federal National Mortgage Assn., 5.50%, 3/15/11	1,300	1,361
Federal National Mortgage Assn., 6.00%, 5/15/11	3,855	4,087
Federal National Mortgage Assn., 6.25%, 5/15/29	342	366
Federal National Mortgage Assn., 6.625%, 9/15/09	100	103
Federal National Mortgage Assn., 6.625%, 11/15/30	500	559

Federal National Mortgage Assn., 7.125%, 6/15/10	1,000	1,060
Federal National Mortgage Assn., 7.25%, 1/15/10	740	775
President & Fellows of Harvard University, 3.70%, 4/1/13	300	300
Private Export Funding, 3.55%, 4/15/13	550	533
Tennessee Valley Authority, 4.75%, 8/1/13	200	203
		31,273
U.S. Treasury Obligations 16.6%		
U.S. Treasury Bonds, 4.50%, 2/15/36	3,055	3,095
U.S. Treasury Bonds, 5.25%, 2/15/29	314	333
U.S. Treasury Bonds, 5.375%, 2/15/31	242	264
U.S. Treasury Bonds, 5.50%, 8/15/28	146	159
U.S. Treasury Bonds, 6.00%, 2/15/26	2,535	2,888
U.S. Treasury Bonds, 6.125%, 11/15/27	543	633
U.S. Treasury Bonds, 6.25%, 8/15/23	2,605	2,975
U.S. Treasury Bonds, 6.25%, 5/15/30	163	196
U.S. Treasury Bonds, 6.50%, 11/15/26	100	120
U.S. Treasury Bonds, 7.25%, 5/15/16	505	603
U.S. Treasury Bonds, 7.25%, 8/15/22	2,835	3,499
U.S. Treasury Bonds, 7.50%, 11/15/16	675	817
U.S. Treasury Bonds, 8.125%, 8/15/19	590	763
U.S. Treasury Bonds, 8.50%, 2/15/20	12	16
U.S. Treasury Bonds, 8.75%, 5/15/17	275	359
U.S. Treasury Bonds, 9.25%, 2/15/16	20	27
U.S. Treasury Bonds, 9.875%, 11/15/15	180	246
U.S. Treasury Notes, 2.00%, 9/30/10	890	899
U.S. Treasury Notes, 2.125%, 1/31/10	2,700	2,722
U.S. Treasury Notes, 2.375%, 8/31/10	3,080	3,129
U.S. Treasury Notes, 2.50%, 3/31/13	1,250	1,250
U.S. Treasury Notes, 2.625%, 5/31/10	3,585	3,650

U.S. Treasury Notes, 3.00%, 2/15/09	100	101
U.S. Treasury Notes, 3.125%, 4/30/13	275	282
U.S. Treasury Notes, 3.375%, 12/15/08	150	150
U.S. Treasury Notes, 3.375%, 9/15/09	50	51
U.S. Treasury Notes, 3.50%, 8/15/09	755	767
U.S. Treasury Notes, 3.50%, 5/31/13	5,000	5,186
U.S. Treasury Notes, 3.875%, 2/15/13	100	106
U.S. Treasury Notes, 4.00%, 2/15/15	200	209
U.S. Treasury Notes, 4.25%, 8/15/13	920	985
U.S. Treasury Notes, 4.25%, 11/15/13	670	718
U.S. Treasury Notes, 4.25%, 11/15/14	410	440
U.S. Treasury Notes, 4.25%, 8/15/15	315	328
U.S. Treasury Notes, 4.25%, 11/15/17	1,000	1,029
U.S. Treasury Notes, 4.50%, 3/31/12	2,375	2,568
U.S. Treasury Notes, 4.625%, 11/15/16	150	157
U.S. Treasury Notes, 4.625%, 2/15/17	250	263
U.S. Treasury Notes, 4.75%, 8/15/17	4,635	4,911
U.S. Treasury Notes, 5.00%, 8/15/11	1,605	1,755
U.S. Treasury Notes, 5.50%, 5/15/09	183	187
U.S. Treasury Notes, 6.00%, 8/15/09	159	165
U.S. Treasury Notes, 6.50%, 2/15/10	366	389
		49,390
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $79,337)		80,663

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 3.1%

Government Guaranteed 0.9%

Canada Mortgage & Housing, 4.80%, 10/1/10	350	367

Kreditanstalt Fur Wiederaufbau, 3.25%, 3/30/09	200	200
Kreditanstalt Fur Wiederaufbau, 3.75%, 6/27/11	600	621
Kreditanstalt Fur Wiederaufbau, 4.00%, 10/15/13	300	300
Kreditanstalt Fur Wiederaufbau, 4.875%, 1/17/17	300	309
Landwirtschaftliche Rentenbank, 4.875%, 11/16/15	450	461
Oesterreichische Kontrollbank, 2.875%, 3/15/11	500	508
		2,766
Government Sponsored 0.2%		
Eksportfinans, 5.00%, 2/14/12	250	260
Export Development, 4.50%, 10/25/12	350	368
		628
Local Authorities 0.6%		
Hydro-Quebec, 7.50%, 4/1/16	100	117
Hydro-Quebec, 8.00%, 2/1/13	11	13
Province of Manitoba, 7.50%, 2/22/10	104	110
Province of New Brunswick, 5.20%, 2/21/17	400	416
Province of Newfoundland, 7.32%, 10/13/23	4	5
Province of Newfoundland, 8.65%, 10/22/22	4	6
Province of Nova Scotia, 5.75%, 2/27/12	354	382
Province of Ontario, 3.625%, 10/21/09	300	301
Province of Ontario, 3.75%, 12/15/09	4	4
Province of Ontario, 5.125%, 7/17/12	4	4
Province of Quebec, 4.625%, 5/14/18	140	138
Province of Quebec, 5.75%, 2/15/09	4	4
Province of Quebec, 6.125%, 1/22/11	4	4
Province of Quebec, 7.125%, 2/9/24	4	5
Province of Quebec, 7.50%, 7/15/23	4	5

Province of Quebec, 7.50%, 9/15/29	104	133
		1,647
Owned No Guarantee 0.3%		
Abu Dhabi National Energy, 5.62%, 10/25/12 (1)	225	189
Petrobras International Finance, 5.875%, 3/1/18	250	198
Swedish Export Credit, 4.875%, 9/29/11	385	388
Swedish Export Credit, 5.125%, 3/1/17	200	195
		970
Sovereign 0.6%		
Government of Canada, 5.25%, 11/5/08	12	12
Republic of Brazil, 6.00%, 1/17/17	450	411
Republic of Chile, 5.50%, 1/15/13	80	82
Republic of Italy, 3.25%, 5/15/09	300	300
Republic of Italy, 4.50%, 1/21/15	200	198
Republic of Italy, 5.625%, 6/15/12	8	9
Republic of Italy, 6.00%, 2/22/11	6	7
Republic of South Africa, 6.50%, 6/2/14	100	84
United Mexican States, 6.375%, 1/16/13	100	100
United Mexican States, 7.50%, 1/14/12	100	104
United Mexican States, 8.00%, 9/24/22	300	314
United Mexican States, 11.375%, 9/15/16	100	124
		1,745
Supranational 0.5%		
Asian Development Bank, 4.125%, 9/15/10	250	261
European Investment Bank, 2.875%, 3/15/13	250	247
European Investment Bank, 4.625%, 5/15/14	250	254
European Investment Bank, 5.125%, 9/13/16	400	419
Inter-American Development Bank, 4.375%, 9/20/12	5	5

The accompanying notes are an integral part of these financial statements.

October 31, 2008

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

October 31, 2008

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on November 30, 2000. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements Effective November 1, 2007, the fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosure of fair value measurements in the financial statements. It is effective for the fund’s fiscal year beginning November 1, 2008. Management expects adoption of FAS 157 will have no material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase Commitments During the year ended October 31, 2008, the fund entered into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls During the year ended October 31, 2008, the fund entered into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $33,716,000 and $10,940,000, respectively, for the year ended October 31, 2008. Purchases and sales of U.S. government securities aggregated $210,940,000 and $176,687,000, respectively, for the year ended October 31, 2008.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Reclassifications between income and gain relate primarily to the character of pay-down gains and losses on asset-backed securities. For the year ended October 31, 2008, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Distributions during the years ended October 31, 2008 and October 31, 2007 totaled $13,588,000 and $10,393,000, respectively, and were characterized as ordinary income. At October 31, 2008, the tax-basis cost of investments and components of net assets were as follows:

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2008, unused capital loss carryforwards expire as follows: $27,000 in fiscal 2011, $572,000 in fiscal 2013, $1,441,000 in fiscal 2014, $18,000 in fiscal 2015, and $99,000 in fiscal 2016.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.30% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At October 31, 2008, approximately 9% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of October 31, 2008, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 818,219 shares of the fund, representing 3% of the fund’s net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of T. Rowe Price U.S. Bond Index Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price U.S. Bond Index Fund, Inc. (the “Fund”) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008, by correspondence with the custodian, and confirmation of the underlying fund by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 12, 2008

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/08

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $16,000 from short-term capital gains.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past Five Years and Directorships of
Year Elected*	Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Under Armour (8/08 to present); Director, Vornado
2000	Real Estate Investment Trust (3/04 to present); Director, Mercantile
Bankshares (2002 to 2007); Member, Advisory Board, Deutsche
Bank North America (2004 to present); Director, Chairman of the
Board, and Chief Executive Officer, The Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm (10/95 to present); Chairman, The Haven Group, a cus-
2001	tom manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Director,
(1938)	Golden Star Resources Ltd. (5/92 to present); Director, Pacific Rim
2001	Mining Corp. (2/02 to present); Director, B.C. Corporation (3/08 to present); Chairman, Canyon Resources Corp. (8/07 to 3/08); Director,
Atna Resources Ltd. (3/08 to present)

Karen N. Horn	Director, Eli Lilly and Company (1987 to present); Director, Simon
(1943)	Property Group (2004 to present); Director, Federal National Mortgage
2003	Association (9/06 to present); Director, Norfolk Southern (2/08 to pres-
ent); Director, Georgia Pacific (5/04 to 12/05); Managing Director and
President, Global Private Client Services, Marsh Inc. (1999 to 2003)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company (1991 to present); Partner, Blackstone Real Estate
2000	Advisors, L.P. (10/92 to present)

*Each independent director oversees 126 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past Five Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the
2006	Board, Director, and President, T. Rowe Price Investment Services,
[126]	Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset
Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price
Savings Bank, and T. Rowe Price Services, Inc.; Director, T. Rowe Price
International, Inc.; Chief Executive Officer, Chairman of the Board,
Director, and President, T. Rowe Price Trust Company; Chairman of the
Board, all funds

Mary J. Miller, CFA	Director, T. Rowe Price Trust Company; Director and Vice President,
(1955)	T. Rowe Price; Vice President, T. Rowe Price Group, Inc.
2004
[38]

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, U.S. Bond Index Fund	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, U.S. Bond	T. Rowe Price; Vice President, T. Rowe Price
Index Fund	Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, U.S. Bond Index Fund	Trust Company

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, U.S. Bond Index Fund	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company; formerly
Partner, PricewaterhouseCoopers LLP (to 2007)

Robert M. Larkins, CFA (1973)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, U.S. Bond	Group, Inc., and T. Rowe Price Trust Company;
Index Fund	formerly student, The Wharton Business
School, University of Pennsylvania (to 2003)

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, U.S. Bond Index Fund	T. Rowe Price Investment Services, Inc.

Edmund M. Notzon III, Ph.D., CFA (1945)	Vice President, T. Rowe Price, T. Rowe Price
President, U.S. Bond Index Fund	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President, U.S. Bond Index Fund	Investment Services, Inc., T. Rowe Price Trust
Company, and T. Rowe Price Services, Inc.; Vice
President, T. Rowe Price, T. Rowe Price Global
Asset Management Limited, T. Rowe Price Global
Investment Services Limited, T. Rowe Price
Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Retirement Plan Services, Inc.

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, U.S. Bond Index Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at
least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Karen N. Horn qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Horn is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,174,000 and $1,531,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 19, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	December 19, 2008